JPMorgan Floating Rate Income Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 84.3% (a) (b)
Aerospace & Defense — 1.6%
Bleriot US Bidco Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.57%, 10/30/2028 (c)	1,180	1,189
Spirit Aerosystems, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.58%, 1/15/2027	783	787
TransDigm, Inc., 1st Lien Term Loan I (3-MONTH CME TERM SOFR + 2.75%), 8.06%, 8/24/2028	1,864	1,872
Vertex Aerospace Services Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 12/6/2028	1,633	1,637
		5,485
Automobile Components — 2.5%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031 (c)	2,213	2,229
Clarios Global LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 5/6/2030	1,497	1,505
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.32%, 10/4/2028	1,285	1,281
Holley, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 11/17/2028	1,833	1,826
Truck Hero, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.94%, 1/31/2028	817	815
Wheel Pros, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 8.88%), 14.46%, 5/11/2028	250	265
Wheel Pros, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 10.09%, 5/11/2028	831	494
		8,415
Beverages — 1.0%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 3/31/2028	2,329	2,324
Tropicana, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.66%, 1/24/2029	985	936
		3,260
Building Products — 3.6%
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.57%, 5/13/2029 (c)	1,916	1,928
Cabinetworks, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.81%, 5/17/2028	661	559
Chamberlain Group LLC (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 11/3/2028	1,576	1,576
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 5/31/2030	2,061	2,073
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.95%, 1/24/2029	992	994
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 3.75%), 8.83%, 3/28/2031	1,905	1,918
Quikrete Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.58%, 3/19/2029 (c)	1,831	1,837
Summit Materials, LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.80%, 1/12/2029	1,050	1,057
		11,942
Capital Markets — 0.3%
Duff & Phelps Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.06%, 4/9/2027	974	973
Chemicals — 1.9%
DuPont Performance, 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/20/2029	918	922
INEOS Enterprises, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 9.20%, 7/8/2030	1,111	1,114
Ineos US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 2/18/2030	2,089	2,095
PQ Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.93%, 6/9/2028	1,145	1,145
W. R. Grace, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.32%, 9/22/2028	1,005	1,007
		6,283
Commercial Services & Supplies — 5.8%
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.17%, 5/12/2028 (c)	1,854	1,853
API Group DE, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/18/2028	947	950
BIFM CA Buyer Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.58%, 5/31/2028	830	834
Conservice Midco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.33%, 5/13/2027	1,895	1,901
Ensemble RCM, LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.33%, 8/1/2029	1,064	1,069
Garda World Security Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.58%, 2/1/2029	1,536	1,549

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — continued
Harsco Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 7.69%, 3/10/2028	1,428	1,427
Intrado Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.81%, 1/31/2030	992	991
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/21/2028	2,533	2,536
Nielsen Holdings plc, Term Loan B-3 (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 3/6/2028	995	974
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1
(3-MONTH CME TERM SOFR + 2.25%), 7.58%, 10/13/2030	1,750	1,756
(3-MONTH CME TERM SOFR + 2.25%), 7.81%, 10/13/2030	1,591	1,597
VT Topco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.83%, 8/9/2030	2,000	2,007
		19,444
Communications Equipment — 0.9%
Ciena Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.32%, 10/24/2030	1,037	1,041
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 4/6/2026	2,305	2,060
		3,101
Construction & Engineering — 1.6%
Osmose Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/23/2028	2,437	2,425
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 1/21/2028	1,888	1,894
Zekelman Industries, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.57%, 1/24/2031 (c)	1,000	1,001
		5,320
Consumer Staples Distribution & Retail — 1.8%
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.91%, 6/30/2026 ‡	613	613
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (d)	3,551	2,915
(3-MONTH CME TERM SOFR + 2.00%), 12.66%, 6/30/2026 ‡ (d)	2,906	1,739
Utz Quality Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/20/2028	635	638
		5,905
Containers & Packaging — 2.3%
BWAY Intermediate Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.81%, 4/15/2027	1,581	1,586
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 8/4/2027	1,374	1,379
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.43%, 10/29/2028	1,522	1,508
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 9/24/2028	602	602
Ring Container Technologies LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.94%, 8/12/2028	1,065	1,072
Tekni-Plex, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 9.57%, 9/15/2028	1,569	1,571
		7,718
Diversified Consumer Services — 1.5%
Caliber Collision, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 1/30/2031	1,300	1,309
LegalShield, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 12/15/2028 (c)	1,692	1,690
Mister Car Wash Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.33%, 3/27/2031	880	884
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 2/10/2029	1,001	1,001
		4,884
Diversified Telecommunication Services — 0.7%
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 11/22/2028	1,098	1,095
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 7.79%, 4/15/2029	540	373

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Telecommunication Services — continued
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 7.79%, 4/15/2030	553	372
Numericable U.S. LLC, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 10.83%, 8/15/2028	629	472
		2,312
Electric Utilities — 0.9%
Astoria Energy LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.94%, 12/10/2027	740	742
Carroll County Energy LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.90%, 2/13/2026	976	973
Exelon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 8.11%, 12/15/2027	1,366	1,368
		3,083
Electronic Equipment, Instruments & Components — 1.1%
Coherent Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 7/2/2029	1,445	1,450
Ingram Micro, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 8.57%, 6/30/2028	1,136	1,142
Mirion Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 2.75%, 10/20/2028	1,005	1,007
		3,599
Entertainment — 1.8%
Banijay Entertainment, 1st Lien Term Loan B (France) (1-MONTH CME TERM SOFR + 3.25%), 8.57%, 3/1/2028	834	836
Delta 2 (Lux) SARL, 1st Lien Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 2.25%), 7.56%, 1/15/2030 (c)	2,500	2,513
Live Nation Entertainment, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 7.17%, 10/19/2026	927	924
WMG Acquisition Corp., 1st Lien Term Loan I (1-MONTH CME TERM SOFR + 2.00%), 7.33%, 1/24/2031 (c)	1,847	1,851
		6,124
Financial Services — 3.0%
Creative Planning LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.32%, 5/17/2031	1,520	1,520
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.31%, 1/31/2031 (c)	1,855	1,860
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.18%, 3/27/2029 (c)	1,665	1,679
NorthRiver Midstream, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.80%, 8/16/2030	2,014	2,018
Nuvei Technologies Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 8.43%, 12/19/2030 (c)	1,008	1,011
Trans Union LLC, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/1/2028	1,841	1,847
		9,935
Food Products — 0.1%
B&G Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 10/10/2026	506	506
Ground Transportation — 1.9%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.56%, 7/21/2028	485	485
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.56%, 7/21/2028	252	252
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.40%, 7/21/2028	1,633	1,636
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.30%, 4/10/2031 (c)	2,027	2,031
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.86%, 6/30/2028	1,662	1,526
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.25%), 8.86%, 6/30/2028	322	296
		6,226
Health Care Equipment & Supplies — 2.8%
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 7.43%, 11/8/2027	646	649
Bausch & Lomb Corp., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 5/10/2027	1,300	1,286
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 5/4/2028	4,152	4,166
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 10/23/2028 (c)	3,338	3,359
		9,460

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — 4.1%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.94%, 8/24/2028	1,133	1,138
CVS Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.33%, 4/15/2031	1,333	1,339
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 7.19%, 8/12/2026	496	496
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.68%, 10/27/2028 (c)	1,786	1,797
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	1,849	1,859
Pathway Vet Alliance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 3/31/2027	1,012	790
PCI Pharma Services, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 9.10%, 11/30/2027	1,657	1,662
Radiology Partners, Inc., 1st Lien PIK Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 10.59%, 1/31/2029	1,112	1,061
Surgery Center Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 12/19/2030	1,020	1,024
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.31%, 9/27/2030	1,725	1,725
U.S. Renal Care, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 10.44%, 6/20/2028	806	705
		13,596
Hotels, Restaurants & Leisure — 4.0%
Caesars Entertainment, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.10%, 2/6/2030	1,947	1,951
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.75%), 8.10%, 2/6/2031 (c)	1,350	1,352
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 8/8/2027 (c)	2,241	2,254
Cedar Fair LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.31%, 5/1/2031 (c)	1,720	1,725
Red Rock Resorts, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.58%, 3/14/2031	1,500	1,503
Restaurant Brands International, Inc., 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 7.58%, 9/20/2030	2,247	2,248
UFC Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 8.34%, 4/29/2026	593	594
Whataburger, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 8/3/2028	1,877	1,879
		13,506
Household Durables — 0.9%
KDC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.32%, 8/15/2028	2,053	2,061
Traeger Grills, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 6/29/2028	867	827
		2,888
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.58%, 7/31/2030	1,650	1,651
Insurance — 3.1%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 11/6/2030 (c)	1,445	1,450
Asurion LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 7/31/2027	288	283
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.68%, 8/19/2028	2,818	2,794
Asurion LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 10.69%, 1/31/2028	1,510	1,417
Asurion LLC, Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 9.43%, 8/19/2028	685	677
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.57%, 6/20/2030	2,221	2,235
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 8.30%, 11/22/2029	1,023	1,025
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.55%, 9/27/2030	499	500
		10,381
Interactive Media & Services — 0.3%
Getty Images, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.91%, 2/19/2026	1,180	1,179
IT Services — 1.7%
Ahead DB Holdings LLC, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 3.75%), 9.16%, 2/1/2031	445	447
(3-MONTH CME TERM SOFR + 4.25%), 9.56%, 2/1/2031	580	582

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
IT Services — continued
Ancestry.com, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 12/6/2027	836	804
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.58%, 5/3/2028	1,670	1,672
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 4.00%, 4/18/2031 (c)	1,180	1,155
Virtusa Corp., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.75%), 9.19%, 2/11/2028	909	912
(1-MONTH CME TERM SOFR + 3.75%), 9.18%, 2/15/2029	297	298
		5,870
Leisure Products — 1.1%
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 12.00%, 12/31/2024 ‡ (e)	3,807	356
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.44%, 12/15/2026	1,564	1,573
Recess Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.84%, 2/20/2030	840	844
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 3/15/2030	1,102	1,106
		3,879
Life Sciences Tools & Services — 0.1%
ICON, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.31%, 7/03/2028	294	295
Machinery — 3.2%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%, 3-MONTH CME TERM SOFR + 3.50%), 8.90%, 10/8/2027	2,750	2,760
CPM Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.81%, 9/28/2028	911	911
Crosby US Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.33%, 8/16/2029	843	850
Gates Global LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/31/2027	740	740
Gates Global LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 11/16/2029	246	247
Gemini HDPE LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.59%, 12/31/2027	1,431	1,435
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.93%, 4/5/2029	1,473	1,481
Sundyne, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.68%, 3/17/2027	1,704	1,716
Thyssenkrupp Elevator, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 3.50%), 8.79%, 4/30/2030	507	510
		10,650
Media — 4.3%
Altice Financing SA, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 10.33%, 10/28/2027	1,009	876
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.30%, 12/7/2030	1,895	1,883
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.44%, 8/21/2028	1,517	1,521
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	1,385	1,330
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.44%, 8/2/2027	329	330
E.W. Scripps Co., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 1/7/2028	1,496	1,328
Gray Television, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 12/1/2028	917	835
Gray Television, Inc., 1st Lien Term Loan E (3-MONTH PRIME + 1.50%), 7.93%, 1/2/2026	530	527
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 5/1/2026	1,907	1,499
iHeartCommunications, Inc., Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 5/1/2026	813	627
Shutterfly LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 6.00%), 11.35%, 10/1/2027 ‡	218	218
Shutterfly LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 6.30%, 10/1/2027	1,838	1,504
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 10.11%, 12/4/2026	477	478
Univision Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 3/15/2026	1,563	1,563
		14,519
Oil, Gas & Consumable Fuels — 3.3%
Buckeye Partners LP, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 7.33%, 11/1/2026	635	636

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Oil, Gas & Consumable Fuels — continued
Buckeye Partners, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 2.00%), 2.50%, 11/22/2030	1,099	1,101
(3-MONTH CME TERM SOFR + 2.00%), 2.50%, 11/22/2030 (c)	500	501
EPIC Crude Services LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 10.61%, 3/2/2026	1,648	1,652
Medallion Midland Acquisition LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 8.83%, 10/18/2028	2,190	2,201
NGL Energy Operating LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.83%, 2/3/2031	1,470	1,480
Tallgrass Energy, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.08%, 8/1/2029 (c)	1,670	1,674
WhiteWater Whistler Holdings, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.05%, 2/15/2030	1,661	1,667
		10,912
Passenger Airlines — 1.5%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028	3,611	3,748
United Airlines, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.25%), 10.73%, 6/21/2027	1,213	1,240
		4,988
Personal Care Products — 0.6%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 5/17/2028	2,012	1,997
Pharmaceuticals — 1.5%
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 10.67%, 2/1/2027 (c)	1,086	979
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.16%, 8/1/2027	1,751	1,749
Endo Finance Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.83%, 4/23/2031 (c)	1,250	1,248
Jazz Pharmaceuticals plc, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 5/5/2028	968	975
		4,951
Professional Services — 3.4%
Brookfield WEC Holdings Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.08%, 1/27/2031	3,539	3,556
Creative Artists Agency LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 11/27/2028	1,365	1,373
Dun & Bradstreet Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 1/18/2029	1,928	1,933
Grant Thornton LLP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 3.75%, 6/2/2031	1,655	1,666
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.58%, 1/17/2031	1,744	1,753
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-8 (3-MONTH CME TERM SOFR + 2.00%), 7.32%, 5/9/2031 (c)	1,250	1,255
		11,536
Semiconductors & Semiconductor Equipment — 2.3%
Brooks Automation, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	2,175	2,178
Brooks Automation, 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 10.40%, 2/1/2030	896	879
Entegris, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 7.06%, 7/6/2029	1,331	1,336
Synaptics, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.84%, 12/2/2028	1,505	1,504
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/2/2027	1,696	1,701
		7,598
Software — 6.7%
AthenaHealth, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.58%, 2/15/2029	1,640	1,635
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031	2,362	2,362
CDK Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 7/6/2029	1,450	1,461
Citrix, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.93%, 3/21/2031	876	880
Consilio, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.44%, 5/12/2028	1,899	1,895
DigiCert, Inc., 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.00%), 9.33%, 10/16/2026	559	556

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
(1-MONTH CME TERM SOFR + 7.00%), 12.33%, 2/19/2029	620	558
Genesys Cloud Services Holdings, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.50%), 8.82%, 12/1/2027	2,433	2,449
(1-MONTH CME TERM SOFR + 3.75%), 9.19%, 12/1/2027	499	503
ION Corp., 1st Lien Term Loan B (3-MONTH SOFR + 3.75%), 9.08%, 7/18/2030	578	580
Netsmart Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 10/1/2027	1,490	1,495
Project Boost Purchaser LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.94%, 6/1/2026	1,616	1,621
Proofpoint, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 8/31/2028	1,104	1,107
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.73%, 2/1/2029	703	522
RealPage, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 4/24/2028	964	951
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.08%, 11/28/2028	905	908
ThoughtWorks, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.94%, 3/24/2028	426	425
Ultimate Software Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 2/10/2031	2,451	2,468
		22,376
Specialty Retail — 3.7%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027	1,347	1,353
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.93%, 12/18/2026 (f)	1,218	1,151
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.19%, 3/9/2028	1,490	1,480
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.82%, 3/3/2028	1,456	1,314
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.18%, 2/11/2028	1,494	1,487
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 12/28/2027	1,669	1,650
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 12.92%, 6/29/2028	637	545
SRS Distribution, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 6/2/2028	908	913
Staples, Inc., 1st Lien Term Loan (3-MONTH SOFR + 5.00%), 10.43%, 4/16/2026	962	953
Staples, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.75%), 6.25%, 9/4/2029 (c)	1,500	1,428
		12,274
Textiles, Apparel & Luxury Goods — 0.2%
Birkenstock, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.84%, 4/28/2028	645	647
Wireless Telecommunication Services — 0.7%
Iridium Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 9/20/2030	2,250	2,252
Total Loan Assignments (Cost $288,583)		281,920
Corporate Bonds — 5.0%
Automobile Components — 0.5%
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	489	484
6.50%, 4/1/2027	1,000	994
		1,478
Chemicals — 0.4%
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (g)	250	264
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,000	900
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (g)	260	212
		1,376

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	1,000	948
Diversified Telecommunication Services — 0.9%
CCO Holdings LLC 4.50%, 8/15/2030 (g)	3,750	3,116
Health Care Providers & Services — 0.3%
Tenet Healthcare Corp. 4.63%, 6/15/2028	1,000	950
IT Services — 0.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (g)	850	788
Media — 1.2%
DISH DBS Corp.
5.88%, 11/15/2024	2,000	1,904
5.25%, 12/1/2026 (g)	750	597
Sirius XM Radio, Inc. 5.00%, 8/1/2027 (g)	1,500	1,425
		3,926
Oil, Gas & Consumable Fuels — 0.7%
Hess Midstream Operations LP 5.63%, 2/15/2026 (g)	750	745
NuStar Logistics LP 5.63%, 4/28/2027	1,500	1,478
		2,223
Specialty Retail — 0.5%
Staples, Inc. 7.50%, 4/15/2026 (g)	1,768	1,768
Total Corporate Bonds (Cost $16,992)		16,573
	SHARES (000)
Exchange-Traded Funds — 2.7%
Fixed Income — 2.7%
Invesco Senior Loan ETF (Cost $9,087)	430	9,082
Convertible Preferred Stocks — 1.8%
Specialty Retail — 1.8%
Claire's Stores, Inc. ‡ * (Cost $755)	3	6,074
Common Stocks — 1.2%
Broadline Retail — 0.1%
Moran Foods Backstop Equity ‡ *	17,453	175
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	6	89
Health Care Providers & Services — 0.3%
Claire's Stores, Inc. ‡ *	3	593
Endo, Inc. ‡ *	7	191
Envision Healthcare Corp. ‡ *	23	174
		958

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	31	—
Media — 0.1%
Clear Channel Outdoor Holdings, Inc. *	284	409
iHeartMedia, Inc., Class A *	62	57
		466
Pharmaceuticals — 0.0% ^
Endo, Inc. ‡ * (g)	3	77
Specialty Retail — 0.7%
NMG, Inc. ‡ *	17	2,105
Serta Simmons Bedding LLC ‡ *	31	236
		2,341
Total Common Stocks (Cost $7,046)		4,106
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Entertainment — 0.0% ^
Cineworld Group plc expiring 12/23/2025, price 4,149.00 GBP (United Kingdom) * (Cost $—(h))	63	—
	SHARES (000)
Short-Term Investments — 12.5%
Investment Companies — 12.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.17% (i) (j) (Cost $41,872)	41,872	41,872
Total Investments — 107.5% (Cost $364,335)		359,627
Liabilities in Excess of Other Assets — (7.5)%		(25,106)
NET ASSETS — 100.0%		334,521

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
GBP	British Pound
PIK	Payment In Kind
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(c)	All or a portion of this security is unsettled as of May 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Defaulted security.
(f)	Fund is subject to legal or contractual restrictions on the resale of the security.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Value is zero.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$175	$175
Diversified Telecommunication Services	—	—	89	89
Health Care Providers & Services	—	—	958	958
Machinery	—	—	— (a)	— (a)
Media	466	—	—	466
Pharmaceuticals	—	—	77	77
Specialty Retail	—	—	2,341	2,341
Total Common Stocks	466	—	3,640	4,106
Convertible Preferred Stocks	—	—	6,074	6,074
Corporate Bonds	—	16,573	—	16,573
Exchange-Traded Funds	9,082	—	—	9,082
Loan Assignments
Aerospace & Defense	—	5,485	—	5,485
Automobile Components	—	8,415	—	8,415
Beverages	—	3,260	—	3,260
Building Products	—	11,942	—	11,942
Capital Markets	—	973	—	973
Chemicals	—	6,283	—	6,283
Commercial Services & Supplies	—	19,444	—	19,444
Communications Equipment	—	3,101	—	3,101
Construction & Engineering	—	5,320	—	5,320
Consumer Staples Distribution & Retail	—	638	5,267	5,905
Containers & Packaging	—	7,718	—	7,718
Diversified Consumer Services	—	4,884	—	4,884
Diversified Telecommunication Services	—	2,312	—	2,312
Electric Utilities	—	3,083	—	3,083
Electronic Equipment, Instruments & Components	—	3,599	—	3,599
Entertainment	—	6,124	—	6,124
Financial Services	—	9,935	—	9,935
Food Products	—	506	—	506
Ground Transportation	—	6,226	—	6,226
Health Care Equipment & Supplies	—	9,460	—	9,460
Health Care Providers & Services	—	13,596	—	13,596
Hotels, Restaurants & Leisure	—	13,506	—	13,506
Household Durables	—	2,888	—	2,888
Independent Power and Renewable Electricity Producers	—	1,651	—	1,651
Insurance	—	10,381	—	10,381
Interactive Media & Services	—	1,179	—	1,179
IT Services	—	5,870	—	5,870
Leisure Products	—	3,523	356	3,879
Life Sciences Tools & Services	—	295	—	295
Machinery	—	10,650	—	10,650
Media	—	14,301	218	14,519
Oil, Gas & Consumable Fuels	—	10,912	—	10,912

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Passenger Airlines	$—	$4,988	$—	$4,988
Personal Care Products	—	1,997	—	1,997
Pharmaceuticals	—	4,951	—	4,951
Professional Services	—	11,536	—	11,536
Semiconductors & Semiconductor Equipment	—	7,598	—	7,598
Software	—	22,376	—	22,376
Specialty Retail	—	12,274	—	12,274
Textiles, Apparel & Luxury Goods	—	647	—	647
Wireless Telecommunication Services	—	2,252	—	2,252
Total Loan Assignments	—	276,079	5,841	281,920
Warrants	—	— (a)	—	— (a)
Short-Term Investments
Investment Companies	41,872	—	—	41,872
Total Investments in Securities	$51,420	$292,652	$15,555	$359,627

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Common Stocks	$3,131	$—	$307	$—	$202	$—	$—	$—	$3,640
Convertible Preferred Stocks	6,074	—	—	—	—	—	—	—	6,074
Loan Assignments	5,849	—	(142)	97	103	(66)	—	—	5,841
Total	$15,054	$—	$165	$97	$305	$(66)	$—	$—	$15,555

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $165.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4,654	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	20.65% - 38.74% (27.41%)
	969	Term of Restructuring	Expected Recovery	9.35% - 100.00% (66.70%)

Loan Assignments	5,623

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	175	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	175
Total	$5,798

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $9,757. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.17% (a) (b)	$38,655	$43,384	$40,167	$—	$—	$41,872	41,872	$511	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.